Litigation - Additional Information (Detail) - USD ($) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 26, 2014	Mar. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Business Combination Increase Decrease To Reflect Liabilities Acquired At Fair Value [Abstract]
Legal litigation costs				$ 1.1	$ 1.0
Reduce in common shares	836,029
Financing debt cost	$ 2.7	$ 0.6	$ 0.6
Indemnified expenses	$ 1.7
Accelerated issuance of the remaining contingent shares	3,830,638